Quantitative Information About Recurring Level 3 Fair Value Measurements (Detail) (Fair Value Inut Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inut Level 3
Quantitative Information About Recurring Fair Value Measurements [Line Items]
Fair Value	$ 2,798	$ 2,668
Valuation Technique	Discounted cash flow	Discounted cash flow
Significant Unobservable Inputs	Probability of default	Probability of default
Range of Inputs, Minimum	0.00%	0.00%
Range of Inputs, Maximum	100.00%	100.00%